Related-party transactions	6 Months Ended
Jun. 30, 2025
Related party transactions [abstract]
Related-party transactions

Note 20	Related-party transactions
In the six months ended June 30, 2025, there have been some changes to related parties specifically in the key management personnel.
Bpifrance (Maisons-Alfort - France) continues to be considered as a related party due to its significant influence through material transactions and through a membership in the Company’s Board of Directors until June 25, 2025.
Rendering of services
Transactions with related parties are carried out on arm’s length terms and were not material during the six months ended June 30, 2025.
Valneva has borrowed amounts amounting to 80% of French Tax Authorities receivables relating to Research
Tax Credits for 2021, 2022 and 2023 from Bpifrance. The total amount borrowed from Bpifrance is €3.5 million on which Valneva pays interest.
No material transactions were carried out during the period with Bpifrance (Maisons-Alfort - France).
Key management compensation
In the six months ended June 30, 2025, the aggregate compensation of key management amounted to €4.2 million (in the six months ended June 30, 2024: €3.5 million) and represents mostly salaries and share based payment expenses.